Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are maintained on an accrual basis.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are stated at fair value, except for the fully benefit-responsive investment contract, the New York Life Insurance Anchor Account, which is stated at contract value. Contract value is the amount Plan participants would receive if they were to initiate permitted transactions under the terms of the Plan (see Note 3). Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan performs fair value measurements in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification 820, Fair Value Measurement (ASC 820). For more information on the fair value techniques and measurement disclosures, see Note 4.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the Plan's year.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Delinquent notes receivable from participants are recorded as distributions based on the terms of the Plan document.
Benefit Payments	Benefit Payments Distributions to Plan participants are recorded when paid.
Contributions
Contributions
Employer and participant contributions are recorded by the Plan when received or determined to be receivable. Participant contributions are deposited to the Plan through payroll reductions.

Administrative Expenses and Revenue Sharing
Administrative Expenses and Revenue Sharing
Administrative expenses of the Plan are paid by the Plan or the Employers, as provided in the Plan document. Administrative expenses related to Trustee, legal and audit fees are paid primarily by the Employers. Participants pay administrative costs for Everus common stock and MDU Resources common stock commissions, loans, distributions and recordkeeping services.
Investment management fees and operating expenses associated with each of the investment options other than Everus common stock and MDU Resources common stock are deducted from income earned on a daily basis and are reflected as a component of Net appreciation in fair values of investments. These fees were approximately $672,500 for the year ended December 31, 2025.
The Plan has a revenue-sharing agreement with the Recordkeeper whereby certain investment managers return a portion of the investment fees to the Recordkeeper to offset the Plan’s administrative expenses. All revenue sharing amounts are credited to participant accounts that hold the related investment. Revenue sharing amounts of approximately $21,800 were reported in Net appreciation in fair values of investments on the statement of changes in net assets available for benefits for the year ended December 31, 2025.

Risks and Uncertainties
Risks and Uncertainties
Investments, in general, are subject to various risks, including credit, interest rate and overall market volatility risks. Market risks include, but not limited to, changes in economic indicators, such as consumer spending, inflation data, imposed and proposed tariffs, interest rate risk, credit risk, political developments and threats of terrorism. Due to the level of risk associated with certain investment securities, it is likely that changes in values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the financial statements.

Subsequent Events
Subsequent Events
The Plan has evaluated the impact of events occurring after December 31, 2025, up to the date of issuance of these financial statements on June 24, 2026, that would require recognition or disclosure in the financial statements. On April 1, 2026, the Company acquired the businesses of SE&M Constructors, Inc. (SE&M Constructors), SE&M of the Triangle, Inc. (SE&M Triangle) and SECO Rentals, LLC (collectively “SE&M”). Effective April 6, 2026, employees of SE&M Constructors and SE&M Triangle are eligible to participate in the Plan. There were no other subsequent events that would require recognition or disclosure in the financial statements.